Segment Information - Schedule of Long-lived Assets by Geographic Area (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	$ 19,950,121	$ 21,212,463	$ 21,168,524
Hong Kong [Member]
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	13,995,880	14,573,483	15,290,412
Singapore [Member]
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	4,771,157	5,108,371	4,861,111
Mainland China [Member]
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	1,149,505	1,512,594	1,010,449
India [Member]
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	15,950	15,841	4,052
Malaysia [Member]
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets		2,174	2,373
Japan [Member]
Schedule of Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	$ 17,629		$ 127